Inventory	6 Months Ended
Jun. 30, 2026
Inventory [Abstract]
Inventory

Note 4 - Inventory

The table below presents the Company’s inventory values, by category, as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Raw materials	$35,643	$251,911
Finished goods	4,676,132	2,625,249
Total net realizable value	$4,711,775	$2,877,160